Comprehensive Income (Loss)-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive income / (loss) for the period	$ 18,900	$ 55,507
Comprehensive income (loss)	66,113	110,798
Interest rate swaps	(8,862)	37,326
Reclassification to Net Income	21,596	20,030
Net settlements on interest rate swaps qualifying for cash flow hedge	(489)	(1,861)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	(51)	(12)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals	$ (6,604)	$ 0